Accounts Receivable and Notes Receivable - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, writeoff	$ 177	$ 0	$ 48	$ 4,233
Accounts receivable, recovery	$ 23	$ 0	$ 465	$ 0